Property and Equipment - Summary of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		$ 3,451	$ 2,982
Less accumulated depreciation and amortization		(2,167)	(1,545)
Property and equipment, net	1,313	1,284	1,437
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		334	298
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		273	273
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		355	353
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		67	63
Vendor Tooling [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		711	671
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		490	450
Demonstration Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		633	669
Field Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		$ 588	$ 205